Leases (Details 3) € in Thousands	12 Months Ended
Dec. 31, 2022 EUR (€)
IfrsStatementLineItems [Line Items]
Future minimum lease payments	€ 13,469
Interest	5,146
Present value of minimum lease payments	8,322
Less Than One Year [Member]
IfrsStatementLineItems [Line Items]
Future minimum lease payments	1,118
Interest	447
Present value of minimum lease payments	671
Later than two years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Future minimum lease payments	3,749
Interest	1,925
Present value of minimum lease payments	1,824
More Than Five Years [Member]
IfrsStatementLineItems [Line Items]
Future minimum lease payments	8,602
Interest	2,774
Present value of minimum lease payments	€ 5,827